Vessels Under Construction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Vessels under construction at January 1	$ 170,776
Payments to shipyard	239,179	$ 236,648	$ 230,066
Vessels under construction at December 31	150,492	170,776
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Vessels under construction at January 1	170,776	134,246
Other payments including initial stores and site costs	12,580	9,323
Capitalized interest	5,067	4,490
Transfer to vessels in operation	(259,463)	(200,118)
Vessels under construction at December 31	150,492	170,776	$ 134,246
Vessels Under Construction [Member] | Shipyard [Member]
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 221,532	$ 222,835